UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-22525

Managed Portfolio Series
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

James R. Arnold, President
Managed Portfolio Series
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Ave, 5th Fl
Milwaukee, WI  53202
(Name and address of agent for service)

(414) 765-6802
Registrant's telephone number, including area code

Date of fiscal year end: September 30, 2013

Date of reporting period:  December 31, 2012

Item 1. Schedule of Investments.

Schedule of Investments December 31, 2012 (unaudited)
Bushido Capital Long/Short Fund
	Shares/Par/Contracts	Value
COMMON STOCKS - 67.7%
Agriculture - 2.7%
Archer-Daniels-Midland	1,748	$47,878
Airlines - 2.7%
SkyWest	3,899	48,582
Banks - 11.2%
Bank of America	4,230	49,068
International Bancshares	2,528	45,630
JPMorgan Chase	1,099	48,323
Goldman Sachs Group	457	58,295
		201,316
Commercial Services - 1.5%
Paychex	831	25,877
Insurance - 14.5%
Allied World Assurance Company Holdings	584	46,019
Axis Capital Holdings	1,287	44,582
Endurance Specialty Holdings	1,917	76,086
Everest Re Group	428	47,058
PartnerRe	584	47,006
		260,751
Iron/Steel - 5.4%
POSCO- ADR	600	49,290
Schnitzer Steel Industries, Class A	1,592	48,285
		97,575
Oil & Gas - 8.2%
Nabors Industries *	2,543	36,746
Patterson-UTI Energy	3,580	66,696
Ultra Petroleum *	2,402	43,548
		146,990
Pipelines - 8.7%
Kinder Morgan	2,339	82,637
Kinder Morgan Management	960	72,442
		155,079
Real Estate - 2.7%
Melcor Developments	3,082	48,800
Retail - 1.9%
Darden Restaurants	766	34,524
Transportation - 8.2%
C.H. Robinson Worldwide	1,437	90,847
Expeditors International of Washington	1,439	56,913
		147,760
Total Common Stocks
(Cost $1,199,168)		1,215,132

CORPORATE BONDS - 0.3%
Insurance - 0.3%
MDC Holdings
5.375%, 07/01/2015	$5,000	5,380
(Cost $5,392)

PURCHASED OPTIONS - 3.7%
SPDR S&P 500 ETF Put, Jan 2014 @135	75	65,850
(Cost $70,590)

SHORT-TERM INVESTMENT - 29.3%
Fidelity Institutional Government Portfolio, 0.01% ^	526,165	526,165
(Cost $526,165)
Total Investments- 101.0%
(Cost $1,801,315)		1,812,527
Other Assets and Liabilities, Net - (1.0)%		(17,235)
Total Net Assets - 100.00%		$1,795,292

*	Non-income producing security.
^	Variable rate security- The rate shown is the rate in effect as of December 31, 2012.
ADR-	American Depository Receipt

Schedule of Securities Sold Short December 31, 2012 (unaudited)
Bushido Capital Long/Short Fund
	Shares	Value
COMMON STOCKS - 8.3%
REITS - 8.3%
AvalonBay Communities	275	$37,287
Boston Properties	351	37,139
Equity Residential	647	36,666
Essex Property Trust	255	37,396
Total Securities Sold Short (Proceeds $151,800)		$148,488

REIT-	Real Estate Investment Trust

Summary of Fair Value Exposure
Generally accepted accounting principles ("GAAP") require disclosures regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or technique. These principles establish a three-tier hierarchy for inputs used in measuring fair value. Fair value inputs are summarized in the three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liablities that the Fund has the ability to access

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds , credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

As of December 31, 2012, the Fund's investments in securities were classified as follows:

	Level 1	Level 2	Level 3	Total
Common Stocks	$1,215,132	$-	$-	$1,215,132
Corporate Bonds	-	5,380	-	5,380
Purchased Options	-	65,850	-	65,850
Short-Term Investment	526,165		-	526,165
Total Investments	$1,741,297	$71,230	$-	$1,812,527

Securities Sold Short
Common Stocks	$148,488			$148,488
Total Securities Sold Short	$148,488			$148,488

Transfers between levels are recognized at the end of the reporting period.  During the period ended December 31, 2012, the Fund recognized no transfers to/from Level 1 or Level 2.  The Fund did not invest in any Level 3 investments during the period.

Derivatives Transactions
The Funds may use derivatives for different purposes, such as a substitute for taking a position in the underlying asset and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate or currency risk. The various derivative instruments that the Funds may use are options, futures, swaps, and forward foreign currency contracts, among others. The Funds may also use derivatives for leverage, in which case their use would involve leveraging risk. The Funds use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of risks, such as liquidity risk, interest rate risk, market risk, credit risk and management risk. A fund that invests in a derivative instrument could lose more than the principal amount invested.

The Funds have adopted the disclosure provisions of FASB Accounting Standard Codification 815, Derivatives and Hedging (“ASC 815”). ASC 815
requires enhanced disclosures about the Funds' use of and accounting for derivative instruments and the effect of derivative instruments on the Funds results of operations and financial position. Tabular disclosure regarding derivative fair value and gain/loss by contract type (e.g., interest rate contracts, foreign exchange contracts, credit contracts, etc.) is required and derivatives accounted for as hedging instruments under ASC 815 must be disclosed separately from those that do not qualify for hedge accounting. Even though the Funds may use derivatives in an attempt to achieve an economic hedge, the Funds' derivatives are not accounted for as hedging instruments under ASC 815 because investment companies account for their derivatives at fair value and record any changes in fair value in current period earnings.

Values of Derivative Instruments as of December 31, 2012 on the Statement of Assets and Liabilities:

	Assets		Liabilities
Derivatives not accounted for as hedging instruments under ASC 815	Location	Fair Value	Location	Fair Value
Equity Contracts - Options	Investments, at fair value	$ 65,850	Options Written, at fair value	$ -
Total		$ 65,850		$ -

The cost basis of investments for federal income tax purposes at December 31, 2012 was as follows*:

Bushido Capital Long/Short Fund

Cost of investments	$1,801,315

Gross unrealized appreciation	35,627
Gross unrealized depreciation	(24,415)
Net unrealized appreciation	$ 11,212

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each President and Treasurer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Managed Portfolio Series

By (Signature and Title)  /s/ James R. Arnold
                                                  James R. Arnold, President

Date     February 19, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ James R. Arnold
                                                  James R. Arnold, President

Date     February 19, 2013

By (Signature and Title)* /s/ Brian R. Wiedmeyer
                                                   Brian R. Wiedmeyer, Treasurer

Date     February 19, 2013